Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	SECURITY NATIONAL FINANCIAL CORPORATION
Entity Central Index Key	0000318673
Amendment Flag	false